UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04257

Deutsche Variable Series I

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                       as of March 31, 2018 (Unaudited)

Deutsche Bond VIP

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 59.0%
Consumer Discretionary 9.9%
AMC Networks, Inc., 5.0%, 4/1/2024		110,000	108,699
American Axle & Manufacturing, Inc., 6.25%, 3/15/2026		180,000	178,596
CCO Holdings LLC, 144A, 5.125%, 5/1/2027		180,000	170,892
Charter Communications Operating LLC:
3.579%, 7/23/2020		90,000	90,253
3.75%, 2/15/2028		110,000	101,083
5.375%, 5/1/2047		70,000	67,707
Comcast Corp.:
3.9%, 3/1/2038		70,000	67,859
4.0%, 3/1/2048		70,000	66,250
CSC Holdings LLC, 144A, 5.375%, 2/1/2028		200,000	188,918
Discovery Communications LLC:
3.95%, 3/20/2028		125,000	119,906
5.0%, 9/20/2037		85,000	84,713
5.2%, 9/20/2047		50,000	49,893
Expedia Group, Inc., 3.8%, 2/15/2028		100,000	92,874
Ford Motor Co., 5.291%, 12/8/2046		50,000	48,895
General Motors Co., 5.4%, 4/1/2048		100,000	99,892
General Motors Financial Co., Inc., 3.15%, 6/30/2022		450,000	440,488
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/2024		130,000	126,100
Hilton Worldwide Finance LLC, 4.875%, 4/1/2027		220,000	217,525
KFC Holding Co., 144A, 4.75%, 6/1/2027		110,000	105,875
Lennar Corp., 144A, 5.0%, 6/15/2027		90,000	87,750
NCL Corp., Ltd., 144A, 4.75%, 12/15/2021		110,000	111,100
Nordstrom, Inc.:
4.0%, 3/15/2027		85,000	82,817
5.0%, 1/15/2044		135,000	126,837
PetSmart, Inc., 144A, 5.875%, 6/1/2025		135,000	97,537
PulteGroup, Inc., 5.0%, 1/15/2027		100,000	97,220
Sabre GLBL, Inc., 144A, 5.375%, 4/15/2023		130,000	131,137
Tata Motors Ltd., REG S, 5.75%, 10/30/2024		300,000	310,878
Tesla, Inc., 144A, 5.3%, 8/15/2025 (b)		300,000	261,750
Toll Brothers Finance Corp., 4.875%, 11/15/2025		130,000	128,375
Viacom, Inc.:
5.875%, 2/28/2057		80,000	80,100
6.25%, 2/28/2057		85,000	86,275
Viking Cruises Ltd., 144A, 5.875%, 9/15/2027		450,000	426,375
VOC Escrow Ltd., 144A, 5.0%, 2/15/2028		145,000	137,750
Walgreens Boots Alliance, Inc., 4.8%, 11/18/2044		40,000	39,577
Wyndham Hotels & Resorts, Inc., 144A, 5.375%, 4/15/2026 (c)		205,000	205,000
			4,836,896
Consumer Staples 2.8%
Anheuser-Busch InBev Finance, Inc., 4.9%, 2/1/2046		140,000	150,991
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/2058 (c)		60,000	61,370
Aramark Services, Inc., 144A, 5.0%, 2/1/2028		95,000	92,981
Campbell Soup Co., 4.8%, 3/15/2048		65,000	65,164
Kraft Heinz Foods Co., 4.375%, 6/1/2046		130,000	119,208
Molson Coors Brewing Co., 4.2%, 7/15/2046		120,000	113,424
Natura Cosmeticos SA, 144A, 5.375%, 2/1/2023		365,000	364,270
Pilgrim's Pride Corp., 144A, 5.875%, 9/30/2027		340,000	320,382
Smithfield Foods, Inc., 144A, 2.65%, 10/3/2021		100,000	95,748
			1,383,538
Energy 8.7%
Andeavor Logistics LP:
3.5%, 12/1/2022		105,000	103,185
4.25%, 12/1/2027		100,000	97,488
5.2%, 12/1/2047		60,000	59,075
Baker Hughes a GE Co., LLC:
2.773%, 12/15/2022		85,000	83,231
3.337%, 12/15/2027		105,000	100,406
4.08%, 12/15/2047		105,000	99,284
Buckeye Partners LP, 4.125%, 12/1/2027		225,000	215,349
Canadian Natural Resources Ltd.:
3.85%, 6/1/2027		125,000	122,235
4.95%, 6/1/2047		80,000	83,455
Cenovus Energy, Inc., 5.4%, 6/15/2047		135,000	135,883
Colonial Pipeline Co., 144A, 4.25%, 4/15/2048		130,000	129,856
Continental Resources, Inc.:
144A, 4.375%, 1/15/2028		40,000	39,000
4.9%, 6/1/2044		250,000	239,375
5.0%, 9/15/2022		60,000	60,825
Diamondback Energy, Inc., 144A, 5.375%, 5/31/2025		170,000	172,210
Enbridge, Inc., 2.9%, 7/15/2022		110,000	106,717
Energy Transfer Partners LP:
4.5%, 11/1/2023		130,000	131,671
5.95%, 10/1/2043		90,000	90,413
EnLink Midstream Partners LP, 5.45%, 6/1/2047		260,000	255,339
EQT Corp., 3.9%, 10/1/2027		190,000	181,764
Hess Corp., 5.8%, 4/1/2047		140,000	147,162
Kinder Morgan Energy Partners LP, 4.7%, 11/1/2042		110,000	102,356
Kinder Morgan, Inc., 3.15%, 1/15/2023		150,000	145,972
MPLX LP:
3.375%, 3/15/2023		30,000	29,643
4.7%, 4/15/2048		47,000	45,783
Newfield Exploration Co., 5.75%, 1/30/2022		60,000	62,700
Petrobras Global Finance BV:
6.125%, 1/17/2022		131,000	139,777
8.375%, 5/23/2021		40,000	45,540
Petroleos Mexicanos:
5.375%, 3/13/2022		190,000	197,505
6.75%, 9/21/2047		146,000	147,734
Plains All American Pipeline LP:
2.85%, 1/31/2023		165,000	155,645
4.3%, 1/31/2043		95,000	80,515
Rosneft Finance SA, 144A, 7.25%, 2/2/2020		250,000	264,202
Sunoco Logistics Partners Operations LP, 5.3%, 4/1/2044		45,000	41,858
Sunoco LP, 144A, 4.875%, 1/15/2023		145,000	139,744
			4,252,897
Financials 15.2%
AerCap Ireland Capital DAC, 3.3%, 1/23/2023		150,000	145,872
American International Group, Inc., 4.2%, 4/1/2028		170,000	172,286
Ares Capital Corp.:
3.625%, 1/19/2022		130,000	128,106
3.875%, 1/15/2020		200,000	202,081
Banco de Credito e Inversiones SA, 144A, 3.5%, 10/12/2027		225,000	210,403
Banco Santander SA, 3.8%, 2/23/2028		200,000	193,121
Bank of America Corp., 3.824%, 1/20/2028		270,000	266,746
Barclays PLC, 4.836%, 5/9/2028		450,000	442,511
BNP Paribas SA, 144A, 4.625%, 3/13/2027		300,000	304,790
BNZ International Funding Ltd., 144A, 2.9%, 2/21/2022		250,000	246,124
CIT Group, Inc., 4.125%, 3/9/2021		25,000	25,125
Citigroup, Inc., 3.2%, 10/21/2026		170,000	161,603
Credit Suisse Group AG, 144A, 4.282%, 1/9/2028		250,000	250,587
Credit Suisse Group Funding Guernsey Ltd., 3.8%, 6/9/2023		250,000	250,474
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044		100,000	97,728
FS Investment Corp., 4.75%, 5/15/2022		150,000	151,473
HSBC Holdings PLC:
3.033%, 11/22/2023		200,000	195,241
4.375%, 11/23/2026		200,000	199,181
6.0%, 5/22/2027		225,000	219,263
Intesa Sanpaolo SpA, 144A, 3.875%, 7/14/2027		150,000	141,719
JPMorgan Chase & Co., 2.95%, 10/1/2026		140,000	131,742
KKR Group Finance Co. III LLC, 144A, 5.125%, 6/1/2044		70,000	71,994
Kookmin Bank, 144A, 2.875%, 3/25/2023		200,000	193,175
Legg Mason, Inc., 5.625%, 1/15/2044		100,000	108,578
Loews Corp., 4.125%, 5/15/2043		80,000	78,407
Macquarie Group Ltd.:
144A, 3.189%, 11/28/2023		220,000	211,904
144A, 3.763%, 11/28/2028		220,000	207,640
Manulife Financial Corp., 4.061%, 2/24/2032		200,000	195,291
Nationwide Financial Services, Inc., 144A, 5.3%, 11/18/2044		80,000	87,572
Royal Bank of Scotland Group PLC, 3.498%, 5/15/2023		200,000	196,532
Santander Holdings U.S.A., Inc., 3.7%, 3/28/2022		270,000	270,569
Standard Chartered PLC, 144A, 3.885%, 3/15/2024		330,000	327,845
Swiss Re Treasury U.S. Corp., 144A, 4.25%, 12/6/2042		70,000	71,567
The Goldman Sachs Group, Inc.:
3.75%, 2/25/2026		290,000	284,937
3.814%, 4/23/2029		210,000	205,858
Unifin Financiera SAB de CV SOFOM ENR, 144A, 7.0%, 1/15/2025		215,000	210,969
Wells Fargo & Co., 3.0%, 10/23/2026		140,000	131,104
Westpac Banking Corp., 5.0%, 9/21/2027		185,000	171,099
Woori Bank, 144A, 4.5%, 12/29/2049		250,000	244,705
			7,405,922
Health Care 2.8%
AbbVie, Inc., 4.45%, 5/14/2046		120,000	119,337
Allergan Funding SCS, 4.75%, 3/15/2045		170,000	166,777
Celgene Corp., 4.55%, 2/20/2048		50,000	49,016
Charles River Laboratories International, Inc., 144A, 5.5%, 4/1/2026 (c)		160,000	162,200
CVS Health Corp.:
4.3%, 3/25/2028		82,000	82,349
4.78%, 3/25/2038		129,000	130,746
5.05%, 3/25/2048		24,000	25,243
5.125%, 7/20/2045		155,000	164,404
HCA, Inc., 5.25%, 6/15/2026		130,000	131,690
Stryker Corp.:
3.375%, 11/1/2025		80,000	79,003
4.625%, 3/15/2046		40,000	42,716
Teva Pharmaceutical Finance Netherlands III BV, 144A, 6.0%, 4/15/2024		200,000	194,236
			1,347,717
Industrials 2.0%
Boeing Co., 3.625%, 3/1/2048		25,000	24,056
Bombardier, Inc., 144A, 7.5%, 12/1/2024		150,000	155,250
CSX Corp., 4.25%, 11/1/2066		130,000	117,998
FedEx Corp., 4.05%, 2/15/2048		220,000	206,558
The Brink's Co., 144A, 4.625%, 10/15/2027		160,000	148,400
United Rentals North America, Inc., 5.5%, 5/15/2027		330,000	332,475
			984,737
Information Technology 4.3%
Amazon.com, Inc., 144A, 4.25%, 8/22/2057		135,000	134,647
Apple, Inc., 3.45%, 2/9/2045		60,000	55,367
Booking Holdings, Inc., 2.75%, 3/15/2023		105,000	101,327
Broadcom Corp.:
3.5%, 1/15/2028		115,000	108,092
3.625%, 1/15/2024		125,000	122,966
Dell International LLC, 144A, 5.875%, 6/15/2021		240,000	246,600
DXC Technology Co., 4.75%, 4/15/2027		190,000	197,109
Hewlett Packard Enterprise Co., 3.6%, 10/15/2020		90,000	90,833
Pitney Bowes, Inc., 3.625%, 9/15/2020		60,000	59,400
QUALCOMM, Inc., 3.25%, 5/20/2027		365,000	346,007
Seagate HDD Cayman, 144A, 4.25%, 3/1/2022		90,000	89,003
VMware, Inc., 3.9%, 8/21/2027		305,000	288,725
Western Digital Corp., 4.75%, 2/15/2026		245,000	244,461
			2,084,537
Materials 2.5%
Anglo American Capital PLC, 144A, 4.75%, 4/10/2027		230,000	232,677
AngloGold Ashanti Holdings PLC, 5.125%, 8/1/2022 (b)		110,000	113,377
Celulosa Arauco y Constitucion SA, 144A, 5.5%, 11/2/2047		200,000	203,900
Crown Americas LLC, 144A, 4.75%, 2/1/2026		80,000	77,400
St. Marys Cement, Inc., 144A, 5.75%, 1/28/2027		230,000	236,900
Vale Overseas Ltd., 6.25%, 8/10/2026		242,000	271,040
Yamana Gold, Inc., 4.95%, 7/15/2024		110,000	113,162
			1,248,456
Real Estate 4.3%
CBL & Associates LP:
(REIT), 5.25%, 12/1/2023		95,000	82,188
(REIT), 5.95%, 12/15/2026 (b)		130,000	109,394
Crown Castle International Corp.:
(REIT), 3.8%, 2/15/2028		120,000	115,412
(REIT), 5.25%, 1/15/2023		135,000	143,458
Equinix, Inc., (REIT), 5.375%, 4/1/2023		130,000	132,762
Government Properties Income Trust:
(REIT), 3.75%, 8/15/2019		60,000	60,246
(REIT), 4.0%, 7/15/2022		125,000	124,636
Hospitality Properties Trust:
(REIT), 3.95%, 1/15/2028		70,000	65,638
(REIT), 5.25%, 2/15/2026		155,000	161,352
Host Hotels & Resorts LP, (REIT), 3.875%, 4/1/2024		135,000	133,333
MGM Growth Properties Operating Partnership LP, (REIT), 4.5%, 9/1/2026		120,000	114,600
Omega Healthcare Investors, Inc., (REIT), 4.75%, 1/15/2028 (b)		165,000	160,119
Realty Income Corp., (REIT), 3.875%, 4/15/2025 (c)		125,000	124,604
SBA Communications Corp., 144A, (REIT), 4.0%, 10/1/2022		190,000	181,925
Select Income REIT:
(REIT), 4.15%, 2/1/2022		80,000	79,996
(REIT), 4.25%, 5/15/2024		80,000	78,109
Ventas Realty LP, (REIT), 4.0%, 3/1/2028		135,000	132,912
VEREIT Operating Partnership LP, (REIT), 4.125%, 6/1/2021		120,000	122,366
			2,123,050
Telecommunication Services 3.2%
AT&T, Inc.:
3.4%, 5/15/2025		140,000	134,897
4.5%, 5/15/2035		120,000	117,858
5.15%, 2/14/2050		120,000	121,221
Bell Canada, Inc., 4.464%, 4/1/2048		75,000	76,325
Empresa Nacional de Telecomunicaciones SA, REG S, 4.75%, 8/1/2026		250,000	251,528
Rogers Communications, Inc., 4.3%, 2/15/2048		68,000	68,279
Sprint Spectrum Co., LLC, 144A, 3.36%, 3/20/2023		175,000	173,906
Telefonica Emisiones SAU, 5.213%, 3/8/2047		150,000	159,416
Verizon Communications, Inc.:
2.625%, 8/15/2026		210,000	191,780
4.272%, 1/15/2036		120,000	114,872
5.5%, 3/16/2047		125,000	138,516
			1,548,598
Utilities 3.3%
Calpine Corp., 144A, 5.25%, 6/1/2026		235,000	226,775
EDP Finance BV, 144A, 3.625%, 7/15/2024		200,000	196,732
Electricite de France SA, 144A, 4.75%, 10/13/2035		150,000	161,211
Enel Finance International NV, 144A, 4.75%, 5/25/2047		200,000	205,177
Israel Electric Corp., Ltd.:
144A, REG S, 4.25%, 8/14/2028		290,000	284,148
Series 6, 144A, REG S, 5.0%, 11/12/2024		300,000	312,177
Sempra Energy, 4.0%, 2/1/2048		55,000	51,235
Southern Co., 3.25%, 7/1/2026		80,000	76,018
Southern Power Co., Series F, 4.95%, 12/15/2046		87,000	90,185
			1,603,658
Total Corporate Bonds (Cost $29,330,982)			28,820,006
Mortgage-Backed Securities Pass-Throughs 20.6%
Federal Home Loan Mortgage Corp.:
3.5%, 12/1/2047		488,611	490,077
4.0%, 8/1/2039		401,281	414,584
5.5%, with various maturities from 10/1/2023 until 6/1/2035		673,990	743,516
6.5%, 3/1/2026		81,662	87,636
Federal National Mortgage Association:
12-month USD-LIBOR + 1.750%, 3.5% * , 9/1/2038		27,536	28,757
3.5%, with various maturities from 12/1/2045 until 4/1/2048 (c)		5,948,838	5,967,782
5.0%, 10/1/2033		32,538	35,195
5.5%, with various maturities from 12/1/2032 until 8/1/2037		629,719	690,660
6.0%, with various maturities from 4/1/2024 until 3/1/2025		181,870	202,094
6.5%, with various maturities from 11/1/2024 until 1/1/2036		64,819	72,337
Government National Mortgage Association:
3.5%, 4/1/2048 (c)		1,100,000	1,110,678
4.0%, 4/1/2048 (c)		200,000	205,262
Total Mortgage-Backed Securities Pass-Throughs (Cost $10,005,586)			10,048,578
Asset-Backed 7.2%
Automobile Receivables 2.0%
Avis Budget Rental Car Funding AESOP LLC, "C", Series 2015-1A, 144A, 3.96%, 7/20/2021		500,000	498,183
CarMax Auto Owner Trust, "A4", Series 2015-1, 1.83%, 7/15/2020		500,000	497,300
			995,483
Credit Card Receivables 3.0%
Discover Card Execution Note Trust, "A4", Series 2014-A4, 2.12%, 12/15/2021		500,000	497,325
World Financial Network Credit Card Master Trust, "M", Series 2016-A, 2.33%, 4/15/2025		1,000,000	968,518
			1,465,843
Miscellaneous 2.2%
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		115,647	113,835
Taco Bell Funding LLC, "A2I", Series 2016-1A, 144A, 3.832%, 5/25/2046		735,688	739,785
Wendy's Funding LLC, "A2I", Series 2018-1A, 144A, 3.573%, 3/15/2048		199,500	197,074
			1,050,694
Total Asset-Backed (Cost $3,549,827)			3,512,020
Commercial Mortgage-Backed Securities 1.5%
BXP Trust, "B", Series 2017-CQHP, 144A, 1-month USD-LIBOR + 1.100%, 2.877% *, 11/15/2034		280,000	279,879
FHLMC Multifamily Structured Pass-Through Certificates:
"X1", Series K043, Interest Only, 0.545% *, 12/25/2024		4,947,668	155,767
"X1", Series K054, Interest Only, 1.179% *, 1/25/2026		1,838,325	139,454
JPMBB Commercial Mortgage Securities Trust, "A3", Series 2014-C19, 3.669%, 4/15/2047		150,000	152,683
Total Commercial Mortgage-Backed Securities (Cost $730,600)			727,783
Collateralized Mortgage Obligations 4.3%
Countrywide Home Loans, "A2", Series 2006-1, 6.0%, 3/25/2036		180,702	155,852
CSFB Mortgage-Backed Pass-Through Certificates, "10A3", Series 2005-10, 6.0%, 11/25/2035		86,650	50,188
Federal Home Loan Mortgage Corp.:
"PI", Series 4485, Interest Only, 3.5%, 6/15/2045		1,731,557	329,034
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		277,904	44,401
"C31", Series 303, Interest Only, 4.5%, 12/15/2042		1,308,571	288,968
Federal National Mortgage Association, "ZL" , Series 2017-55, 3.0%, 10/25/2046		511,363	445,266
Government National Mortgage Association:
"PL", Series 2013-19, 2.5%, 2/20/2043		684,500	626,121
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		292,490	35,436
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		225,316	41,802
"EI", Series 2011-162, Interest Only, 4.5%, 5/20/2040		280,718	11,833
"DI", Series 2011-40, Interest Only, 4.5%, 12/20/2040		12,421	3
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		66,293	12,301
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		129,510	25,379
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		51,014	9,552
MASTR Alternative Loans Trust:
"5A1", Series 2005-1, 5.5%, 1/25/2020		16,327	16,606
"8A1", Series 2004-3, 7.0%, 4/25/2034		4,675	4,928
Total Collateralized Mortgage Obligations (Cost $2,350,209)			2,097,670
Government & Agency Obligations 9.4%
Other Government Related (d) 1.7%
Inter-American Development Bank, 7.0%, 6/15/2025		400,000	496,357
Novatek OAO, 144A, 6.604%, 2/3/2021		300,000	320,640
			816,997
Sovereign Bonds 4.8%
French Republic Government Bond OAT, 144A, REG S, 1.75%, 5/25/2066	EUR	555,287	690,326
Kingdom of Sweden, Series 1053, 3.5%, 3/30/2039	SEK	4,620,000	771,752
Oman Government International Bond, 144A, 5.625%, 1/17/2028		200,000	195,000
Republic of Kenya, 144A, 7.25%, 2/28/2028		200,000	209,052
Republic of Nigeria, 144A, 7.143%, 2/23/2030		210,000	217,875
Saudi Government International Bond, 144A, 3.625%, 3/4/2028		295,000	280,146
			2,364,151
U.S. Treasury Obligations 2.9%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2022		1,324,739	1,306,065
U.S. Treasury Note, 2.75%, 2/15/2028		135,000	135,069
			1,441,134
Total Government & Agency Obligations (Cost $4,500,099)			4,622,282
Short-Term U.S. Treasury Obligations 5.7%
U.S. Treasury Bills:
1.18% **, 8/16/2018 (e)		804,000	798,400
1.381% **, 10/11/2018 (f)		2,000,000	1,980,267
Total Short-Term U.S. Treasury Obligations (Cost $2,785,587)			2,778,667
		Shares	Value ($)
Securities Lending Collateral 1.2%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares," 1.56% (g) (h) (Cost $572,753)		572,753	572,753
Cash Equivalents 1.4%
Deutsche Central Cash Management Government Fund, 1.64% (g) (Cost $678,291)		678,291	678,291
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $54,503,934)		110.3	53,858,050
Other Assets and Liabilities, Net		(10.3)	(5,046,515)
Net Assets		100.0	48,811,535

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated Underlying Deutsche Funds during the period ended March 31, 2018 are as follows:

Value ($) at 12/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2018	Value ($) at 3/31/2018
Securities Lending Collateral 1.2%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares," 1.56% (g) (h)
1,394,433	—	821,680	—	—	2,399	—	572,753	572,753
Cash Equivalents 1.4%
Deutsche Central Cash Management Government Fund, 1.64% (g)
1,055,489	10,487,426	10,864,624	—	—	4,350	—	678,291	678,291
2,449,922	10,487,426	11,686,304	—	—	6,749	—	1,251,044	1,251,044

*	Variable or floating rate security. These securities are shown at their current rate as of March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2018 amounted to $555,735, which is 1.1% of net assets.
(c)	When-issued, delayed delivery or forward commitment securities included.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At March 31, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	At March 31, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(g)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended March 31, 2018.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At March 31, 2018, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
10 Year U.S. Treasury Note	USD	6/20/2018	16	1,917,284	1,938,250	20,966
U.S. Treasury Long Bond	USD	6/20/2018	7	994,890	1,026,375	31,485
Ultra 10 Year U.S. Treasury Note	USD	6/20/2018	16	2,065,784	2,077,750	11,966
Total unrealized appreciation						64,417

At March 31, 2018, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized (Depreciation) ($)
5 Year U.S. Treasury Note	USD	6/29/2018	12	1,366,944	1,373,531	(6,587)
Euro-OAT French Government Bond	EUR	6/7/2018	14	2,618,030	2,663,013	(44,983)
Ultra Long U.S. Treasury Bond	USD	6/20/2018	13	2,009,211	2,086,094	(76,883)
Total unrealized depreciation						(128,453)

At March 31, 2018, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Effective/ Expiration Date	Notional Amount ($)	Currency	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized (Depreciation) ($)
Fixed — 0.228% Annually	Floating — 3-Month STIBOR Quarterly	7/18/2017 7/18/2021	24,900,000	SEK	(16,112)	—	(16,112)

STIBOR: Stockholm Interbank Offered Rate; 3-Month STIBOR rate at March 31, 2018 is -0.357%.

As of March 31, 2018, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
SEK	6,257,000	USD	784,469	4/19/2018	34,093	Danske Bank AS
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	522,000	USD	642,813	4/24/2018	(578)	HSBC Holdings PLC

Currency Abbreviations
EUR	Euro
SEK	Swedish Krona
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (i)
Corporate Bonds	$—	$28,820,006	$—	$28,820,006
Mortgage-Backed Securities Pass-Throughs	—	10,048,578	—	10,048,578
Asset-Backed	—	3,512,020	—	3,512,020
Commercial Mortgage-Backed Securities	—	727,783	—	727,783
Collateralized Mortgage Obligations	—	2,097,670	—	2,097,670
Government & Agency Obligations	—	4,622,282	—	4,622,282
Short-Term U.S. Treasury obligation	—	2,778,667	—	2,778,667
Short-Term Investments (i)	1,251,044	—	—	1,251,044
Derivatives (j)
Futures Contracts	64,417	—	—	64,417
Forward Foreign Currency Contracts	—	34,093	—	34,093
Total	$1,315,461	$52,641,099	$—	$53,956,560
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (j)
Futures Contracts	$(128,453)	$—	$—	$(128,453)
Interest Rate Swap Contracts	—	(16,112)	—	(16,112)
Forward Foreign Currency Contracts	—	(578)	—	(578)
Total	$(128,453)	$(16,690)	$—	$(145,143)

There have been no transfers between fair value measurement levels during the period ended March 31, 2018.
(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts and forward foreign currency contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2018 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts
Foreign Exchange Contracts	$ —	$ —	$ 33,515
Interest Rate Contracts	$ (64,036)	$ (16,112)	$ —

Investment Portfolio                                       as of March 31, 2018 (Unaudited)

Deutsche Capital Growth VIP

	Shares	Value ($)
Common Stocks 98.9%
Consumer Discretionary 18.4%
Hotels, Restaurants & Leisure 2.6%
Las Vegas Sands Corp.	76,671	5,512,645
McDonald's Corp.	92,840	14,518,319
		20,030,964
Internet & Direct Marketing Retail 5.7%
Amazon.com, Inc.*	23,928	34,631,952
Booking Holdings, Inc.*	4,769	9,921,380
		44,553,332
Media 4.7%
Comcast Corp. "A"	319,042	10,901,665
Live Nation Entertainment, Inc.*	88,394	3,724,923
Time Warner, Inc.	94,561	8,943,579
Walt Disney Co.	135,338	13,593,349
		37,163,516
Multiline Retail 1.0%
Dollar General Corp.	81,906	7,662,306
Specialty Retail 3.7%
Burlington Stores, Inc.*	60,595	8,068,224
Home Depot, Inc.	116,569	20,777,259
		28,845,483
Textiles, Apparel & Luxury Goods 0.7%
Carter's, Inc.	52,503	5,465,562
Consumer Staples 4.1%
Food & Staples Retailing 1.0%
Costco Wholesale Corp.	41,689	7,855,458
Food Products 1.7%
Mondelez International, Inc. "A"	128,755	5,372,946
Pinnacle Foods, Inc.	147,929	8,002,959
		13,375,905
Personal Products 1.4%
Estee Lauder Companies, Inc. "A"	73,618	11,022,087
Energy 0.8%
Oil, Gas & Consumable Fuels
Concho Resources, Inc.*	43,270	6,504,779
Financials 5.6%
Banks 1.1%
SVB Financial Group*	37,355	8,965,574
Capital Markets 2.2%
Intercontinental Exchange, Inc.	112,146	8,132,828
The Charles Schwab Corp.	176,461	9,214,793
		17,347,621
Insurance 2.3%
Progressive Corp.	290,204	17,682,130
Health Care 16.5%
Biotechnology 4.6%
Alexion Pharmaceuticals, Inc.*	74,355	8,287,608
Biogen, Inc.*	20,603	5,641,514
BioMarin Pharmaceutical, Inc.*	49,131	3,983,050
Celgene Corp.*	138,745	12,377,441
Shire PLC (ADR)	35,950	5,370,571
		35,660,184
Health Care Equipment & Supplies 5.5%
Becton, Dickinson & Co.	99,740	21,613,658
Danaher Corp.	104,437	10,225,427
Hologic, Inc.*	184,563	6,895,274
The Cooper Companies, Inc.	16,273	3,723,425
		42,457,784
Health Care Providers & Services 1.1%
Cigna Corp.	51,633	8,660,919
Life Sciences Tools & Services 2.4%
Thermo Fisher Scientific, Inc.	92,220	19,039,741
Pharmaceuticals 2.9%
Allergan PLC	43,671	7,349,393
Bristol-Myers Squibb Co.	62,538	3,955,528
Zoetis, Inc.	134,826	11,259,319
		22,564,240
Industrials 10.4%
Aerospace & Defense 3.4%
Boeing Co.	58,143	19,063,927
TransDigm Group, Inc.	23,985	7,361,956
		26,425,883
Electrical Equipment 2.0%
Acuity Brands, Inc.	18,393	2,560,121
AMETEK, Inc.	170,573	12,958,431
		15,518,552
Industrial Conglomerates 1.4%
Roper Technologies, Inc.	39,736	11,153,498
Machinery 1.1%
Parker-Hannifin Corp.	49,800	8,517,294
Professional Services 1.4%
Verisk Analytics, Inc.*	102,903	10,701,912
Road & Rail 1.1%
Norfolk Southern Corp.	66,460	9,023,939
Information Technology 37.1%
Communications Equipment 0.6%
Palo Alto Networks, Inc.*	26,050	4,728,596
Internet Software & Services 6.8%
Alphabet, Inc. "A"*	18,516	19,203,684
Alphabet, Inc. "C"*	17,017	17,557,971
Facebook, Inc. "A"*	99,958	15,972,289
		52,733,944
IT Services 7.3%
Cognizant Technology Solutions Corp. "A"	154,885	12,468,243
Fidelity National Information Services, Inc.	96,601	9,302,676
Global Payments, Inc.	68,773	7,669,565
Visa, Inc. "A"	230,565	27,580,185
		57,020,669
Semiconductors & Semiconductor Equipment 4.3%
Analog Devices, Inc.	87,938	8,013,790
Broadcom Ltd.	61,836	14,571,653
NVIDIA Corp.	49,073	11,364,816
		33,950,259
Software 12.7%
Activision Blizzard, Inc.	110,109	7,427,953
Adobe Systems, Inc.*	67,420	14,568,114
Intuit, Inc.	49,761	8,626,069
Microsoft Corp.	467,951	42,709,888
Oracle Corp.	184,162	8,425,412
salesforce.com, Inc.*	110,871	12,894,297
ServiceNow, Inc.*	26,651	4,409,408
		99,061,141
Technology Hardware, Storage & Peripherals 5.4%
Apple, Inc.	250,285	41,992,817
Materials 1.6%
Chemicals 0.9%
Albemarle Corp.	69,951	6,487,256
Construction Materials 0.7%
Vulcan Materials Co.	49,011	5,595,586
Real Estate 1.9%
Equity Real Estate Investment Trusts (REITs)
Digital Realty Trust, Inc.	79,181	8,344,094
Prologis, Inc.	98,572	6,209,050
		14,553,144
Telecommunication Services 2.5%
Diversified Telecommunication Services 1.1%
Zayo Group Holdings, Inc.*	240,173	8,204,309
Wireless Telecommunication Services 1.4%
T-Mobile U.S., Inc.*	181,495	11,078,455
Total Common Stocks (Cost $428,345,138)		771,604,839
Convertible Preferred Stock 0.0%
Industrials
Stericycle, Inc. Series A, 5.25% (Cost $270,100)	2,701	122,193
Cash Equivalents 1.1%
Deutsche Central Cash Management Government Fund, 1.64% (a) (Cost $8,789,304)	8,789,304	8,789,304
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $437,404,542)	100.0	780,516,336
Other Assets and Liabilities, Net	0.0	(312,772)
Net Assets	100.0	780,203,564

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated Underlying Deutsche Funds during the period ended March 31, 2018 are as follows:

Value ($) at 12/31/2017	Pur- chases Cost ($)	Sales Pro- ceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2018	Value ($) at 3/31/2018
Cash Equivalents 1.1%
Deutsche Central Cash Management Government Fund, 1.64% (a)
11,650,299	37,648,812	40,509,807	—	—	25,493	—	8,789,304	8,789,304

*	Non-income producing security.
(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (b)	$771,604,839	$—	$—	$771,604,839
Exchange-Traded Fund	122,193	—	—	122,193
Short-Term Investments	8,789,304	—	—	8,789,304
Total	$780,516,336	$—	$—	$780,516,336

There have been no transfers between fair value measurement levels during the period ended March 31, 2018.
(b)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio                                                                                           as of March 31, 2018 (Unaudited)

Deutsche Core Equity VIP

	Shares	Value ($)
Common Stocks 99.0%
Consumer Discretionary 12.3%
Auto Components 0.8%
BorgWarner, Inc.	8,103	407,014
Goodyear Tire & Rubber Co.	15,441	410,422
		817,436
Hotels, Restaurants & Leisure 1.6%
Hyatt Hotels Corp. "A"	10,399	793,028
Yum! Brands, Inc.	10,279	875,051
		1,668,079
Internet & Direct Marketing Retail 2.8%
Amazon.com, Inc.*	2,043	2,956,916
Media 4.1%
Comcast Corp. "A"	20,929	715,144
Live Nation Entertainment, Inc.*	26,092	1,099,517
Omnicom Group, Inc.	34,247	2,488,729
		4,303,390
Multiline Retail 0.6%
Macy's, Inc.	20,819	619,157
Specialty Retail 1.3%
Best Buy Co., Inc.	13,691	958,233
Ulta Salon, Cosmetics & Fragrance, Inc.*	2,066	422,022
		1,380,255
Textiles, Apparel & Luxury Goods 1.1%
NIKE, Inc. "B"	17,210	1,143,432
Consumer Staples 7.4%
Beverages 2.3%
PepsiCo, Inc.	22,437	2,448,999
Food & Staples Retailing 2.7%
CVS Health Corp.	6,122	380,850
Sprouts Farmers Market, Inc.*	11,082	260,094
Sysco Corp.	36,367	2,180,565
		2,821,509
Food Products 2.2%
Conagra Brands, Inc.	19,881	733,211
Pinnacle Foods, Inc.	14,184	767,354
The JM Smucker Co.	6,656	825,411
		2,325,976
Personal Products 0.2%
Coty, Inc. "A"	8,023	146,821
Energy 5.0%
Energy Equipment & Services 0.3%
Transocean Ltd.*	23,641	234,046
Weatherford International PLC*	55,511	127,120
		361,166
Oil, Gas & Consumable Fuels 4.7%
Concho Resources, Inc.*	7,935	1,192,868
Devon Energy Corp.	17,252	548,441
Laredo Petroleum, Inc.*	127,558	1,111,030
Newfield Exploration Co.*	54,118	1,321,562
ONEOK, Inc.	13,476	767,054
		4,940,955
Financials 15.2%
Banks 5.4%
Bank of the Ozarks, Inc.	10,517	507,656
Citigroup, Inc.	15,772	1,064,610
PacWest Bancorp.	10,515	520,808
Popular, Inc.	33,446	1,392,022
U.S. Bancorp.	44,094	2,226,747
		5,711,843
Capital Markets 7.2%
Ameriprise Financial, Inc.	14,604	2,160,516
Ares Capital Corp.	66,869	1,061,211
BlackRock, Inc.	1,424	771,409
CME Group, Inc.	3,579	578,868
E*TRADE Financial Corp.*	20,744	1,149,425
Lazard Ltd. "A"	9,127	479,715
LPL Financial Holdings, Inc.	4,422	270,052
S&P Global, Inc.	5,407	1,033,061
		7,504,257
Insurance 2.6%
Chubb Ltd.	10,397	1,421,998
MetLife, Inc.	28,512	1,308,415
		2,730,413
Health Care 14.0%
Biotechnology 4.3%
AbbVie, Inc.	15,162	1,435,083
Amgen, Inc.	3,598	613,387
Gilead Sciences, Inc.	32,595	2,457,337
		4,505,807
Health Care Equipment & Supplies 2.5%
Becton, Dickinson & Co.	6,324	1,370,411
Boston Scientific Corp.*	36,969	1,009,993
Hill-Rom Holdings, Inc.	3,419	297,453
		2,677,857
Health Care Providers & Services 2.8%
Cardinal Health, Inc.	2,908	182,274
Cigna Corp.	7,992	1,340,578
McKesson Corp.	10,143	1,428,844
		2,951,696
Life Sciences Tools & Services 0.9%
Thermo Fisher Scientific, Inc.	4,414	911,315
Pharmaceuticals 3.5%
Eli Lilly & Co.	6,349	491,222
Endo International PLC*	22,787	135,355
Merck & Co., Inc.	21,921	1,194,037
Pfizer, Inc.	52,245	1,854,175
		3,674,789
Industrials 10.0%
Aerospace & Defense 1.8%
Boeing Co.	5,833	1,912,524
Electrical Equipment 2.0%
AMETEK, Inc.	19,144	1,454,370
Regal Beloit Corp.	8,692	637,558
		2,091,928
Industrial Conglomerates 2.5%
Honeywell International, Inc.	7,704	1,113,305
Roper Technologies, Inc.	5,566	1,562,321
		2,675,626
Machinery 1.7%
Ingersoll-Rand PLC	8,811	753,428
Parker-Hannifin Corp.	5,822	995,737
		1,749,165
Road & Rail 1.6%
Norfolk Southern Corp.	12,134	1,647,554
Trading Companies & Distributors 0.4%
WESCO International, Inc.*	7,114	441,424
Information Technology 23.9%
Communications Equipment 0.2%
Cisco Systems, Inc.	6,008	257,683
Internet Software & Services 3.3%
Alphabet, Inc. "A"*	1,635	1,695,724
Alphabet, Inc. "C"*	1,691	1,744,757
		3,440,481
IT Services 5.2%
Conduent, Inc.*	52,610	980,650
Gartner, Inc.*	4,458	524,350
Leidos Holdings, Inc.	9,831	642,947
PayPal Holdings, Inc.*	2,363	179,281
Visa, Inc. "A"	26,362	3,153,423
		5,480,651
Semiconductors & Semiconductor Equipment 5.6%
Intel Corp.	53,771	2,800,394
NVIDIA Corp.	8,516	1,972,220
Teradyne, Inc.	25,567	1,168,668
		5,941,282
Software 4.9%
Microsoft Corp.	56,415	5,148,997
Technology Hardware, Storage & Peripherals 4.7%
Apple, Inc.	26,284	4,409,929
Hewlett Packard Enterprise Co.	28,877	506,503
		4,916,432
Materials 2.9%
Chemicals 1.2%
Albemarle Corp.	13,601	1,261,357
Metals & Mining 1.7%
Freeport-McMoRan, Inc.*	100,234	1,761,111
Real Estate 3.6%
Equity Real Estate Investment Trusts (REITs)
AvalonBay Communities, Inc.	6,262	1,029,849
Digital Realty Trust, Inc.	14,288	1,505,669
Prologis, Inc.	15,776	993,730
STORE Capital Corp.	10,416	258,525
		3,787,773
Telecommunication Services 1.7%
Diversified Telecommunication Services 0.2%
Zayo Group Holdings, Inc.*	7,338	250,666
Wireless Telecommunication Services 1.5%
T-Mobile U.S., Inc.*	25,642	1,565,188
Utilities 3.0%
Electric Utilities 1.4%
NextEra Energy, Inc.	9,170	1,497,736
Multi-Utilities 0.7%
CenterPoint Energy, Inc.	25,098	687,685
Water Utilities 0.9%
American Water Works Co., Inc.	11,799	969,052
Total Common Stocks (Cost $74,276,816)		104,086,383
Equity - Exchange-Traded Fund 0.3%
Vanguard S&P 500 ETF (Cost $251,970)	1,088	263,383
Cash Equivalents 0.7%
Deutsche Central Cash Management Government Fund, 1.64% (a) (Cost $746,102)	746,102	746,102
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $75,274,888)	100.0	105,095,868
Other Assets and Liabilities, Net	0.0	25,412
Net Assets	100.0	105,121,280

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated Underlying Deutsche Funds during the period ended March 31, 2018 are as follows:

Value ($) at 12/31/2017	Pur- chases Cost ($)	Sales Pro- ceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2018	Value ($) at 3/31/2018
Cash Equivalents 0.7%
Deutsche Central Cash Management Government Fund, 1.64% (a)
1,008,753	2,672,680	2,935,331	—	—	2,161	—	746,102	746,102

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
S&P: Standard & Poor's

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (b)	$104,086,383	$—	$—	$104,086,383
Exchange-Traded Fund	263,383	—	—	263,383
Short-Term Investments	746,102	—	—	746,102
Total	$105,095,868	$—	$—	$105,095,868

There have been no transfers between fair value measurement levels during the period ended March 31, 2018.
(b)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio                                                       as of March 31, 2018 (Unaudited)

Deutsche Global Small Cap VIP

	Shares	Value ($)
Common Stocks 97.1%
Argentina 0.5%
Grupo Supervielle SA (ADR) (Cost $448,323)	14,245	432,193
Austria 1.7%
Lenzing AG	7,095	879,175
Wienerberger AG	20,399	517,760
(Cost $1,707,614)		1,396,935
Bermuda 1.0%
Lazard Ltd. "A" (a) (Cost $370,795)	16,265	854,888
Brazil 0.6%
Construtora Tenda SA* (Cost $450,691)	64,472	514,573
Canada 3.0%
First Quantum Minerals Ltd.	30,320	425,730
Linamar Corp.	10,135	553,655
Quebecor, Inc. "B"	46,838	895,424
SunOpta, Inc.*	96,487	685,058
(Cost $2,138,821)		2,559,867
France 4.0%
Altran Technologies SA (b)	66,543	991,667
Biom'Up SACA*	31,000	352,831
Criteo SA (ADR)* (b)	14,334	370,390
SMCP SA 144A*	25,790	630,328
SPIE SA	29,690	658,101
Synergie SA	6,511	409,992
(Cost $3,783,626)		3,413,309
Germany 3.5%
Deutz AG	100,599	925,266
PATRIZIA Immobilien AG*	44,504	986,205
United Internet AG (Registered)	16,617	1,047,692
(Cost $1,310,228)		2,959,163
Hong Kong 1.4%
Techtronic Industries Co., Ltd. (Cost $237,536)	193,041	1,141,158
India 1.0%
WNS Holdings Ltd. (ADR)* (Cost $524,078)	18,719	848,532
Indonesia 0.1%
PT Arwana Citramulia Tbk (Cost $245,802)	3,995,009	92,997
Ireland 1.8%
Avadel Pharmaceuticals PLC (ADR)* (b)	65,708	479,011
Dalata Hotel Group PLC*	82,826	633,700
Ryanair Holdings PLC*	21,445	424,077
(Cost $1,182,706)		1,536,788
Israel 0.6%
Kornit Digital Ltd.* (a) (b) (Cost $641,718)	38,655	498,650
Italy 4.1%
Buzzi Unicem SpA	26,286	615,914
Moncler SpA	48,132	1,831,654
Prysmian SpA	32,326	1,016,831
(Cost $2,074,452)		3,464,399
Japan 10.0%
Ai Holdings Corp.	31,017	869,712
Anicom Holdings, Inc.	22,900	950,583
BML, Inc.	6,500	169,486
Coca-Cola Bottlers Japan Holdings, Inc.	22,800	945,916
Daikyonishikawa Corp.	53,400	874,465
Kura Corp.	4,300	297,571
Kusuri No Aoki Holdings Co., Ltd.	11,258	818,755
MISUMI Group, Inc.	8,374	232,500
Nippon Seiki Co., Ltd.	6,864	125,288
Optex Group Co., Ltd.	16,800	429,326
Syuppin Co., Ltd. (b)	47,300	562,753
Topcon Corp.	24,100	473,460
UT Group Co., Ltd.*	26,624	867,926
Zenkoku Hosho Co., Ltd.	20,300	891,958
(Cost $4,513,004)		8,509,699
Korea 1.2%
i-SENS, Inc.	17,084	467,210
Vieworks Co., Ltd.	14,330	530,367
(Cost $1,321,658)		997,577
Luxembourg 1.1%
B&M European Value Retail SA (Cost $764,904)	164,952	908,866
Netherlands 0.9%
SBM Offshore NV (Cost $550,090)	47,499	761,929
Panama 0.8%
Banco Latinoamericano de Comercio Exterior SA "E" (Cost $542,531)	22,911	652,964
Spain 1.9%
Talgo SA 144A	171,285	1,114,182
Telepizza Group SA 144A*	73,497	483,984
(Cost $1,403,778)		1,598,166
Sweden 1.2%
Nobina AB 144A (Cost $662,526)	158,252	1,026,907
Switzerland 1.1%
Transocean Ltd.* (b) (c) (Cost $1,018,462)	93,674	927,373
Taiwan 0.3%
Basso Industry Corp. (Cost $414,796)	153,000	275,490
United Kingdom 4.9%
accesso Technology Group PLC* (b)	25,971	836,993
Arrow Global Group PLC	114,248	560,654
Clinigen Healthcare Ltd.*	29,896	374,278
Domino's Pizza Group PLC	96,786	449,725
Electrocomponents PLC	119,715	1,011,007
Scapa Group PLC	134,345	925,028
(Cost $2,286,152)		4,157,685
United States 50.4%
Advanced Disposal Services, Inc.*	28,244	629,276
Affiliated Managers Group, Inc.	5,328	1,010,082
Alta Mesa Resources, Inc.* (b)	45,284	362,272
Ambarella, Inc.* (b)	8,384	410,732
Amicus Therapeutics, Inc.* (b)	18,646	280,436
Arena Pharmaceuticals, Inc.*	8,596	339,542
athenahealth, Inc.*	3,381	483,584
Belden, Inc.	11,422	787,433
BioScrip, Inc.*	118,049	290,401
Blucora, Inc.*	15,263	375,470
Cardiovascular Systems, Inc.*	32,056	702,988
Casey's General Stores, Inc.	7,661	840,948
Cognex Corp.	7,172	372,872
CommerceHub, Inc. "C"*	26,210	589,463
Contango Oil & Gas Co.*	120,611	428,169
Cypress Semiconductor Corp.	52,591	891,943
Del Taco Restaurants, Inc.*	40,513	419,715
Diamondback Energy, Inc.*	7,711	975,596
Dolby Laboratories, Inc. "A"	15,355	975,964
Dril-Quip, Inc.*	19,440	870,912
Ducommun, Inc.*	28,526	866,620
FCB Financial Holdings, Inc. "A"*	14,753	753,878
Five9, Inc.*	21,001	625,620
Fox Factory Holding Corp.*	19,539	681,911
Hain Celestial Group, Inc.*	17,361	556,767
Heron Therapeutics, Inc.* (b)	28,428	784,613
Hyster-Yale Materials Handling, Inc.	10,838	757,901
Inphi Corp.* (b)	13,565	408,307
Integra LifeSciences Holdings Corp.*	8,537	472,438
ITT, Inc.	12,457	610,144
Jack in the Box, Inc.	4,906	418,629
Kennametal, Inc.	20,722	832,196
KMG Chemicals, Inc.	14,015	840,199
Knowles Corp.*	39,102	492,294
Leucadia National Corp.	25,633	582,638
Lumentum Holdings, Inc.*	10,194	650,377
Matador Resources Co.*	29,044	868,706
Molina Healthcare, Inc.*	10,499	852,309
National Storage Affiliates Trust (REIT)	35,104	880,408
NETGEAR, Inc.*	9,886	565,479
Neurocrine Biosciences, Inc.*	10,230	848,374
Oil States International, Inc.*	35,603	932,799
Pacira Pharmaceuticals, Inc.*	11,608	361,589
Providence Service Corp.*	14,314	989,670
QAD, Inc. "A"	9,676	403,005
Retrophin, Inc.*	48,274	1,079,407
Rush Enterprises, Inc. "A"*	37,581	1,596,817
Samsonite International SA (d)	162,600	746,757
SEACOR Marine Holdings, Inc.*	36,767	699,308
Shutterfly, Inc.*	5,154	418,763
Sinclair Broadcast Group, Inc. "A" (b)	23,182	725,597
South State Corp.	8,435	719,505
Super Micro Computer, Inc.*	19,719	335,223
Tenneco, Inc.	7,869	431,772
Thermon Group Holdings, Inc.*	36,596	820,116
Titan Machinery, Inc.*	20,465	482,155
TiVo Corp.	35,583	482,150
Trinseo SA	9,996	740,204
TriState Capital Holdings, Inc.*	20,282	471,557
UniFirst Corp.	4,473	723,060
Varonis Systems, Inc.*	11,265	681,533
Welbilt, Inc.*	48,170	936,906
WEX, Inc.*	5,149	806,436
Zions Bancorp.	14,441	761,474
(Cost $34,252,486)		42,733,409
Total Common Stocks (Cost $62,846,777)		82,263,517
Convertible Preferred Stock 0.4%
United States
Providence Service Corp. (e) (Cost $196,900)	1,969	341,366
Preferred Stock 0.8%
Brazil
Randon SA Implementos e Participacoes (Cost $694,203)	261,457	683,449
Right 0.1%
France
Altran Technologies SA, Expiration Date 4/9/2018* (b) (Cost $0)	33,272	55,686
Warrants 0.0%
France
Parrot SA, Expiration Date 12/15/2022* (e)	13,230	1,107
Parrot SA, Expiration Date 12/22/2022* (e)	13,230	1,201
Total Warrants (Cost $0)		2,308
Securities Lending Collateral 6.8%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 1.56% (f) (g) (Cost $5,753,304)	5,753,304	5,753,304
Cash Equivalents 0.9%
Deutsche Central Cash Management Government Fund, 1.64% (f) (Cost $809,389)	809,389	809,389
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $70,300,573)	106.1	89,909,019
Other Assets and Liabilities, Net	(6.1)	(5,159,946)
Net Assets	100.0	84,749,073

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated Underlying Deutsche Funds during the period ended March 31, 2018 are as follows:

Value ($) at 12/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2018	Value ($) at 3/31/2018
Securities Lending Collateral 6.8%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 1.56% (f) (g)
2,980,179	2,773,125	—	—	—	5,968	—	5,753,304	5,753,304
Cash Equivalents 0.9%
Deutsche Central Cash Management Government Fund, 1.64% (f)
1,563,917	5,538,225	6,292,753	—	—	4,025	—	809,389	809,389
4,544,096	8,311,350	6,292,753	—	—	9,993	—	6,562,693	6,562,693

*	Non-income producing security.
(a)	Listed on the NASDAQ Exchange.
(b)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at March 31, 2018 amounted to $5,565,222, which is 6.6% of net assets.
(c)	Listed on the New York Stock Exchange.
(d)	Listed on the Stock Exchange of Hong Kong.
(e)	Investment was valued using significant unobservable inputs.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended March 31, 2018.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

At March 31, 2018 the Deutsche Global Small Cap VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Cash Equivalents & Securities Lending Collateral
Information Technology	16,420,684	20%
Industrials	16,206,069	20%
Consumer Discretionary	14,392,168	17%
Health Care	10,199,900	12%
Financials	8,642,374	10%
Energy	6,827,064	8%
Materials	4,944,010	6%
Consumer Staples	3,847,444	5%
Real Estate	1,866,613	2%
Total	83,346,326	100%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$432,193	$—	$—	$432,193
Austria	—	1,396,935	—	1,396,935
Bermuda	854,888	—	—	854,888
Brazil	514,573	—	—	514,573
Canada	2,559,867	—	—	2,559,867
France	723,221	2,690,088	—	3,413,309
Germany	—	2,959,163	—	2,959,163
Hong Kong	—	1,141,158	—	1,141,158
India	848,532	—	—	848,532
Indonesia	—	92,997	—	92,997
Ireland	479,011	1,057,777	—	1,536,788
Israel	498,650	—	—	498,650
Italy	—	3,464,399	—	3,464,399
Japan	—	8,509,699	—	8,509,699
Korea	997,577	—	—	997,577
Luxembourg	—	908,866	—	908,866
Netherlands	—	761,929	—	761,929
Panama	652,964	—	—	652,964
Spain	—	1,598,166	—	1,598,166
Sweden	—	1,026,907	—	1,026,907
Switzerland	927,373	—	—	927,373
Taiwan	—	275,490	—	275,490
United Kingdom	—	4,157,685	—	4,157,685
United States	41,986,652	746,757	—	42,733,409
Convertible Preferred Stock	—	—	341,366	341,366
Preferred Stock	683,449	—	—	683,449
Right	55,686	—	—	55,686
Warrants (h)	—	—	2,308	2,308
Short-Term Investments (h)	6,562,693	—	—	6,562,693
Total	$58,777,329	$30,788,016	$343,674	$89,909,019

As a result of the fair valuation model utilized by the Fund, certain international equity securities transferred from Level 1 to Level 2. During the period ended March 31, 2018, the amount of transfers between Level 1 and Level 2 was $595,674.
(h)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio                                                       as of March 31, 2018 (Unaudited)

Deutsche CROCI® International VIP

	Shares	Value ($)
Common Stocks 97.2%
Australia 1.9%
Wesfarmers Ltd. (Cost $1,701,523)	53,073	1,701,735
Belgium 2.0%
Solvay SA (Cost $1,869,925)	12,711	1,765,342
Finland 1.9%
Nokian Renkaat Oyj (Cost $1,913,710)	37,995	1,732,528
France 10.1%
Cie Generale des Etablissements Michelin SCA	11,862	1,755,864
Danone SA	21,675	1,754,972
L'Oreal SA	8,254	1,865,823
Pernod Ricard SA	11,760	1,959,060
Sanofi	20,954	1,684,425
(Cost $7,754,188)		9,020,144
Germany 13.1%
BASF SE	15,755	1,602,017
Bayer AG (Registered)	14,160	1,603,047
Beiersdorf AG	15,829	1,794,039
Continental AG	6,175	1,708,442
Daimler AG (Registered)	20,251	1,719,599
Deutsche Post AG (Registered)	38,566	1,688,147
Merck KGaA	16,853	1,620,578
(Cost $11,236,625)		11,735,869
Hong Kong 6.5%
CLP Holdings Ltd.	185,649	1,895,639
HK Electric Investments & HK Electric Investments Ltd. "SS", 144A, (Units)	2,023,500	1,954,367
Hong Kong & China Gas Co., Ltd.	949,632	1,953,924
(Cost $4,712,292)		5,803,930
Japan 23.8%
Astellas Pharma, Inc.	144,500	2,214,441
Bridgestone Corp.	37,608	1,654,626
Central Japan Railway Co.	9,500	1,812,772
ITOCHU Corp.	91,800	1,795,390
Japan Tobacco, Inc.	55,800	1,599,405
Nissan Motor Co., Ltd.	175,200	1,816,405
Secom Co., Ltd.	23,600	1,755,666
Sekisui House Ltd.	95,000	1,745,268
Subaru Corp.	55,700	1,845,166
Sumitomo Electric Industries Ltd.	107,700	1,647,221
Toppan Printing Co., Ltd.	196,000	1,610,078
Toyota Industries Corp.	28,300	1,712,206
(Cost $19,866,764)		21,208,644
Netherlands 2.0%
Koninklijke DSM NV (Cost $1,127,879)	18,056	1,798,381
Singapore 4.0%
Singapore Airlines Ltd.	213,841	1,779,053
Singapore Telecommunications Ltd.	678,700	1,761,003
(Cost $3,646,562)		3,540,056
Spain 1.9%
Iberdrola SA (Cost $1,559,752)	226,143	1,668,180
Switzerland 11.4%
Adecco Group AG (Registered)	22,629	1,611,732
Ferguson PLC	23,996	1,810,866
Nestle SA (Registered)	21,746	1,719,158
Novartis AG (Registered)	20,280	1,637,027
Roche Holding AG (Genusschein)	7,613	1,747,443
Schindler Holding AG	7,472	1,614,790
(Cost $9,696,544)		10,141,016
United Kingdom 18.6%
Barratt Developments PLC	215,589	1,612,665
Bunzl PLC	66,323	1,955,776
GlaxoSmithKline PLC	98,114	1,912,012
ITV PLC	775,233	1,573,506
National Grid PLC	165,664	1,860,537
Persimmon PLC	50,413	1,794,450
Sky PLC	127,767	2,328,834
SSE PLC	104,130	1,865,998
Taylor Wimpey PLC	670,305	1,735,617
(Cost $16,414,582)		16,639,395
Total Common Stocks (Cost $81,500,346)		86,755,220
Preferred Stock 2.0%
Germany
Henkel AG & Co. KGaA (Cost $1,679,863)	13,682	1,801,824
Cash Equivalents 0.3%
Deutsche Central Cash Management Government Fund, 1.64% (a) (Cost $246,372)	246,372	246,372
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $83,426,581)	99.5	88,803,416
Other Assets and Liabilities, Net	0.5	484,808
Net Assets	100.0	89,288,224

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated Underlying Deutsche Funds during the period ended March 31, 2018 are as follows:

Value ($) at 12/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2018	Value ($) at 3/31/2018
Cash Equivalents 0.3%
Deutsche Central Cash Management Government Fund, 1.64% (a)
729,063	2,545,551	3,028,242	—	—	1,501	—	246,372	246,372

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
At March 31, 2018 the Deutsche CROCI® International VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Cash Equivalents
Consumer Discretionary	26,382,397	30%
Industrials	17,434,270	20%
Consumer Staples	14,196,016	16%
Health Care	12,418,973	14%
Utilities	11,198,645	12%
Materials	5,165,740	6%
Telecommunication Services	1,761,003	2%
Total	88,557,044	100%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$1,701,735	$—	$1,701,735
Belgium	—	1,765,342	—	1,765,342
Finland	—	1,732,528	—	1,732,528
France	—	9,020,144	—	9,020,144
Germany	—	11,735,869	—	11,735,869
Hong Kong	—	5,803,930	—	5,803,930
Japan	—	21,208,644	—	21,208,644
Netherlands	—	1,798,381	—	1,798,381
Singapore	—	3,540,056	—	3,540,056
Spain	—	1,668,180	—	1,668,180
Switzerland	—	10,141,016	—	10,141,016
United Kingdom	—	16,639,395	—	16,639,395
Preferred Stock	—	1,801,824	—	1,801,824
Short-Term Investments	246,372	—	—	246,372
Total	$246,372	$88,557,044	$—	$88,803,416

There have been no transfers between fair value measurement levels during the period ended March 31, 2018.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Variable Series I

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	May 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	May 23, 2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer

Date:	May 23, 2018